UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C. 20549

                       Form 13F

                  Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: September 30, 2011

  Check here if Amendment [  ];Amendment Number:

  This amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    The Adams Express Company
  Address: 7 St. Paul Street, Suite 1140
           Baltimore, MD  21202

  Form 13F File Number:28-597


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



  Person Signing this Report on Behalf of Reporting Manager:



  Name:      Christine M. Sloan
  Title      Assistant Treasurer
  Phone      (410) 752-5900

  Signature, Place, and Date of Signing:

  /s/ Christine M. Sloan       Baltimore, MD          October 28, 2011

   [Signature]                 [City, State]             [Date]



  Report Type (Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          Form 13F SUMMARY PAGE


  Report Summary:

  Number of Other Included Managers:     0

  Form 13F Information Table Entry Total: 88

  Form 13F Information Table Value Total: $921,028
                                          (in thousands)


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



  NONE

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          COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE         CUSIP        VALUE      SHRS OR   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)    PRN AMT   PRN  CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE

 ABBOTT LABORATORIES             COM          002824100   10,228     200,000    SH         SOLE                200,000
 ACE LTD.                        SHS          H0023R105    8,484     140,000    SH         SOLE                140,000
 ADTRAN, INC.                    COM          00738A106    8,425     318,400    SH         SOLE                318,400
 AIR PRODUCTS & CHEMICALS        COM          009158106    2,673      35,000    SH         SOLE                 35,000
 AMERICAN EXPRESS CO.            COM          025816109    6,062     135,000    SH         SOLE                135,000
 APPLE INC.                      COM          037833100   36,212      95,000    SH         SOLE                 95,000
 AUTOMATIC DATA PROCESSING INC.  COM          053015103   12,631     267,900    SH         SOLE                267,900
 AVON PRODUCTS, INC.             COM          054303102    7,048     359,600    SH         SOLE                359,600
 BANK OF AMERICA CORP.           COM          060505104    8,476   1,385,000    SH         SOLE              1,385,000
 BANK OF NEW YORK MELLON CORP.   COM          064058100    7,506     403,775    SH         SOLE                403,775
 BORGWARNER INC.                 COM          099724106    9,079     150,000    SH         SOLE                150,000
 BRISTOL-MYERS SQUIBB CO.        COM          110122108    4,991     159,061    SH         SOLE                159,061
 BROADCOM CORP.                 CL A          111320107    6,658     200,000    SH         SOLE                200,000
 BUNGE LTD.                      COM          G16962105    9,035     155,000    SH         SOLE                155,000
 CAPITAL ONE FINANCIAL CORP.     COM          14040H105    9,511     240,000    SH         SOLE                240,000
 CATERPILLAR INC DEL             COM          149123101   14,768     200,000    SH         SOLE                200,000
 CELGENE CORP.                   COM          151020104   12,384     200,000    SH         SOLE                200,000
 CF INDUSTRIES HOLDINGS, INC.    COM          125269100    3,891      31,531    SH         SOLE                 31,531
 CHEVRON CORP.                   COM          166764100   18,504     200,000    SH         SOLE                200,000
 CISCO SYSTEMS, INC.             COM          17275R102   13,167     850,000    SH         SOLE                850,000
 CLIFFS NATURAL RESOURCES INC.   COM          18683K101    4,145      81,000    SH         SOLE                 81,000
 COCA-COLA CO.                   COM          191216100   13,512     200,000    SH         SOLE                200,000
 COGNIZANT TECHNOLOGY SOLUTIONS CL A          192446102    9,405     150,000    SH         SOLE                150,000
 COLUMBIA SPORTSWEAR CO.         COM          198516106    9,280     200,000    SH         SOLE                200,000
 CONSOL ENERGY INC.              COM          20854P109    2,501      73,700    SH         SOLE                 73,700
 CURTISS-WRIGHT CORP.            COM          231561101    2,737      94,941    SH         SOLE                 94,941
 CVS/CAREMARK CORP.              COM          126650100    9,906     295,000    SH         SOLE                295,000
 DOW CHEMICAL CO.                COM          260543103    8,086     360,000    SH         SOLE                360,000
 EMERSON ELECTRIC CO.            COM          291011104    4,131     100,000    SH         SOLE                100,000
 EXXON MOBIL CORP.               COM          30231G102    8,352     115,000    SH         SOLE                115,000
 F5 NETWORKS INC.                COM          315616102    6,039      85,000    SH         SOLE                 85,000
 FEDEX CORP.                     COM          31428X106    9,137     135,000    SH         SOLE                135,000
 FREEPORT-MCMORAN COPPER & GOLD  COM          35671D857    6,933     227,700    SH         SOLE                227,700
 GENERAL ELECTRIC CO.            COM          369604103    7,468     490,000    SH         SOLE                490,000
 GILEAD SCIENCES INC.            COM          375558103    9,700     250,000    SH         SOLE                250,000
 GOODRICH CORP.                  COM          382388106   12,068     100,000    SH         SOLE                100,000
 GOOGLE INC.                    CL A          38259P508   15,431      30,000    SH         SOLE                 30,000
 HALLIBURTON CO.                 COM          406216101    4,578     150,000    SH         SOLE                150,000
 HEWLETT-PACKARD CO.             COM          428236103    6,735     300,000    SH         SOLE                300,000
 HONEYWELL INT'L INC.            COM          438516106   10,538     240,000    SH         SOLE                240,000
 HOSPIRA INC.                    COM          441060100    6,475     175,000    SH         SOLE                175,000
 INTEL CORP.                     COM          458140100   16,851     790,000    SH         SOLE                790,000
 JOHNSON & JOHNSON               COM          478160104   16,246     255,000    SH         SOLE                255,000
 JPMORGAN CHASE & CO.            COM          46625H100   16,867     560,000    SH         SOLE                560,000
 LIFE TECHNOLOGIES CORP.         COM          53217V109    7,686     200,000    SH         SOLE                200,000
 LOWE'S COMPANIES, INC.          COM          548661107   11,604     600,000    SH         SOLE                600,000
 MARRIOTT INTERNATIONAL INC/DE  CL A          571903202    8,172     300,000    SH         SOLE                300,000
 MASCO CORP.                     COM          574599106    5,874     825,000    SH         SOLE                825,000
 MCDONALD'S CORP.                COM          580135101   21,077     240,000    SH         SOLE                240,000
 MDU RESOURCES GROUP, INC.       COM          552690109    8,493     442,600    SH         SOLE                442,600
 MEDTRONIC, INC.                 COM          585055106   11,634     350,000    SH         SOLE                350,000
 MICROSOFT CORP.                 COM          594918104   17,423     700,000    SH         SOLE                700,000
 MORGAN STANLEY                COM NEW        617446448    4,050     300,000    SH         SOLE                300,000
 NATIONAL OILWELL VARCO          COM          637071101    5,122     100,000    SH         SOLE                100,000
 NETAPP, INC.                    COM          64110D104   10,182     300,000    SH         SOLE                300,000
 NEWELL RUBBERMAID INC.          COM          651229106    4,748     400,000    SH         SOLE                400,000
 NORFOLK SOUTHERN CORP.          COM          655844108   12,204     200,000    SH         SOLE                200,000
 NORTHEAST UTILITIES             COM          664397106   11,778     350,000    SH         SOLE                350,000
 ORACLE CORP.                    COM          68389X105   28,740   1,000,000    SH         SOLE              1,000,000
 PEABODY ENERGY CORP.            COM          704549104    1,504      44,400    SH         SOLE                 44,400
 PEPSICO, INC.                   COM          713448108   18,570     300,000    SH         SOLE                300,000
 PETROLEUM & RESOURCES           COM          716549100   49,465   2,186,774    SH         SOLE              2,186,774
 PFIZER INC                      COM          717081103   14,144     800,000    SH         SOLE                800,000
 PHILIP MORRIS INTERNATIONAL     COM          718172109    8,733     140,000    SH         SOLE                140,000
 PNC FINANCIAL SERVICES GROUP,   COM          693475105   10,843     225,000    SH         SOLE                225,000
 POTASH CORP OF SASKATCHEWAN     COM          73755L107    6,747     156,100    SH         SOLE                156,100
 PRAXAIR, INC.                   COM          74005P104    6,310      67,500    SH         SOLE                 67,500
 PROCTER & GAMBLE CO.            COM          742718109   17,690     280,000    SH         SOLE                280,000
 PRUDENTIAL FINANCIAL, INC.      COM          744320102   14,527     310,000    SH         SOLE                310,000
 QUALCOMM INC.                   COM          747525103   14,589     300,000    SH         SOLE                300,000
 RYLAND GROUP INC.               COM          783764103    6,534     613,500    SH         SOLE                613,500
 SAFEWAY INC.                  COM NEW        786514208    5,654     340,000    SH         SOLE                340,000
 SCHLUMBERGER LTD                COM          806857108    4,778      80,000    SH         SOLE                 80,000
 SENOMYX, INC.                   COM          81724Q107    4,508   1,284,400    SH         SOLE              1,284,400
 SPECTRA ENERGY CORP.            COM          847560109    9,954     405,780    SH         SOLE                405,780
 SPIRIT AEROSYSTEMS HOLDINGS, COM CL A        848574109    7,975     500,000    SH         SOLE                500,000
 T. ROWE PRICE GROUP INC.        COM          74144T108   13,137     275,000    SH         SOLE                275,000
 TARGET CORP.                    COM          87612E106   15,693     320,000    SH         SOLE                320,000
 TECK RESOURCES LTD             CL B          878742204    2,919     100,000    SH         SOLE                100,000
 TEVA PHARMACEUTICAL INDUSTRIES  ADR          881624209   12,283     330,000    SH         SOLE                330,000
 TRANSOCEAN LTD.               REG SHS        H8817H100    4,535      95,000    SH         SOLE                 95,000
 UNILEVER PLC ADR           SPON ADR NEW      904767704   14,971     480,000    SH         SOLE                480,000
 UNITED RENTALS, INC.            COM          911363109    3,626     215,300    SH         SOLE                215,300
 UNITED TECHNOLOGIES CORP.       COM          913017109    7,388     105,000    SH         SOLE                105,000
 UNITEDHEALTH GROUP INC.         COM          91324P102   10,492     227,500    SH         SOLE                227,500
 WALT DISNEY CO.                 COM          254687106   14,477     480,000    SH         SOLE                480,000
 WELLS FARGO & CO.               COM          949746101   15,316     635,000    SH         SOLE                635,000
 ZIMMER HOLDINGS, INC.           COM          98956P102    8,025     150,000    SH         SOLE                150,000
                                                         921,028
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